Destra Granahan Small Cap Advantage Fund
Schedule of Investments
As of June 30, 2024 (unaudited)

Shares		Value
	COMMON STOCKS – 99.0%
	BASIC MATERIALS – 1.1%
	IRON/STEEL – 1.1%
1,376	Carpenter Technology Corp.	$150,782

	COMMUNICATIONS – 3.3%
	INTERNET – 3.3%
2,688	Cogent Communications Holdings, Inc.	151,711
5,483	EverQuote, Inc., Class A(1)	114,375
9,658	Magnite, Inc.(1)	128,355
1,239	Reddit, Inc., Class A(1)	79,159
		473,600
	CONSUMER, CYCLICAL – 12.2%
	AUTO PARTS & EQUIPMENT – 3.4%
928	Fox Factory Holding Corp.(1)	44,720
70,746	indie Semiconductor, Inc., Class A(1)	436,503
		481,223
	ENTERTAINMENT – 2.7%
70,319	Genius Sports, Ltd.(1)	383,239

	LEISURE TIME – 3.9%
12,978	Life Time Group Holdings, Inc.(1)	244,376
20,559	Topgolf Callaway Brands Corp.(1)	314,552
		558,928
	RETAIL – 2.2%
4,294	First Watch Restaurant Group, Inc.(1)	75,403
466	Kura Sushi USA, Inc., Class A(1)	29,400
4,180	Lovesac Co.(1)	94,384
11,312	Portillo’s, Inc., Class A(1)	109,953
		309,140
	TOTAL CONSUMER, CYCLICAL	1,732,530

	CONSUMER, NON-CYCLICAL – 27.6%
	BIOTECHNOLOGY – 11.6%
1,505	Blueprint Medicines Corp.(1)	162,209
5,035	Bridgebio Pharma, Inc.(1)	127,537
657	Cytokinetics, Inc.(1)	35,596
9,291	Edgewise Therapeutics, Inc.(1)	167,331
37,219	Harvard Bioscience, Inc.(1)	106,074
2,309	Insmed, Inc.(1)	154,703
557	Intra-Cellular Therapies, Inc.(1)	38,149
1,711	Keros Therapeutics, Inc.(1)	78,193
5,246	Kiniksa Pharmaceuticals International PLC, Class A(1)	97,943
2,124	MoonLake Immunotherapeutics, Class A(1)	93,392
7,888	Pliant Therapeutics, Inc.(1)	84,796
3,155	Prothena Corp. PLC(1)	65,119
Shares		Value
	COMMON STOCK (continued)
	CONSUMER, NON-CYCLICAL (continued)
	BIOTECHNOLOGY (continued)
7,038	Stoke Therapeutics, Inc.(1)	$95,084
4,951	Syndax Pharmaceuticals, Inc.(1)	101,644
1,414	Viking Therapeutics, Inc.(1)	74,956
4,168	Xenon Pharmaceuticals, Inc.(1)	162,510
		1,645,236
	COMMERCIAL SERVICES – 7.5%
1,775	Bright Horizons Family Solutions, Inc.(1)	195,392
1,302	Paylocity Holding Corp.(1)	171,668
1,042	Shift4 Payments, Inc., Class A(1)	76,431
11,323	Toast, Inc., Class A(1)	291,794
4,476	Udemy, Inc.(1)	38,628
7,488	WillScot Mobile Mini Holdings Corp.(1)	281,848
		1,055,761
	HEALTHCARE-PRODUCTS – 7.6%
13,977	BioLife Solutions, Inc.(1)	299,527
6,766	Castle Biosciences, Inc.(1)	147,296
10,773	OrthoPediatrics Corp.(1)	309,832
11,416	Quanterix Corp.(1)	150,805
13,600	SI-BONE, Inc.(1)	175,848
		1,083,308
	SEMICONDUCTORS – 0.9%
2,350	Azenta, Inc.(1)	123,657
	TOTAL CONSUMER, NON-CYCLICAL	3,907,962

	FINANCIAL – 6.3%
	COMMERCIAL SERVICES – 1.5%
2,844	CoStar Group, Inc.(1)	210,854

	DIVERSIFIED FINANCIAL SERVICES – 1.2%
8,254	Marex Group PLC(1)	165,080

	PRIVATE EQUITY – 2.8%
8,370	Victory Capital Holdings, Inc., Class A	399,500

	REAL ESTATE – 0.8%
31,918	Compass, Inc.(1)	114,905
	TOTAL FINANCIAL	890,339

	INDUSTRIAL – 14.8%
	COMPUTERS – 0.6%
6,139	Kornit Digital, Ltd.(1)	89,875

	ELECTRONICS – 1.4%
2,003	Bel Fuse, Inc., Class B	130,676
4,146	Enovix Corp.(1)	64,097
		194,773

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of June 30, 2024 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	INDUSTRIAL (continued)
	ENGINEERING & CONSTRUCTION – 0.8%
12,971	908 Devices, Inc.(1)	$66,801
87	Comfort Systems USA, Inc.	26,458
193	MYR Group, Inc.(1)	26,192
		119,451
	ENVIRONMENTAL CONTROL – 3.7%
3,902	Casella Waste Systems, Inc., Class A(1)	387,156
2,955	Montrose Environmental Group, Inc.(1)	131,675
		518,831
	MACHINERY-DIVERSIFIED – 3.2%
8,263	Columbus McKinnon Corp.	285,404
10,580	Gates Industrial Corp. PLC(1)	167,270
		452,674
	MISCELLANEOUS MANUFACTURING – 5.1%
1,476	Axon Enterprise, Inc.(1)	434,298
2,589	Materion Corp.	279,949
		714,247
	TOTAL INDUSTRIAL	2,089,851

	TECHNOLOGY – 33.7%
	COMPUTERS – 3.7%
1,235	Globant SA(1)	220,151
1,137	PAR Technology Corp.(1)	53,541
433	Parsons Corp.(1)	35,424
3,334	Pure Storage, Inc., Class A(1)	214,076
		523,192
	SEMICONDUCTORS – 3.9%
3,033	Power Integrations, Inc.	212,886
852	Semtech Corp.(1)	25,458
6,667	Veeco Instruments, Inc.(1)	311,416
		549,760
	SOFTWARE – 26.1%
5,022	CCC Intelligent Solutions Holdings, Inc.(1)	55,794
13,479	Evolent Health, Inc., Class A(1)	257,719
2,260	Guidewire Software, Inc.(1)	311,631
22,787	Health Catalyst, Inc.(1)	145,609
126	HubSpot, Inc.(1)	74,314
4,134	Nutanix, Inc.(1)	235,018
6,351	Oddity Tech, Ltd., Class A(1)	249,340
8,546	Phreesia, Inc.(1)	181,175
37,554	Porch Group, Inc.(1)	56,707
7,620	PROS Holdings, Inc.(1)	218,313
4,556	Smartsheet, Inc., Class A(1)	200,828
11,832	Sprout Social, Inc., Class A(1)	422,166
Shares		Value
	COMMON STOCK (continued)
	TECHNOLOGY (continued)
	SOFTWARE (continued)
2,042	SPS Commerce, Inc.(1)	$384,223
3,912	Vertex, Inc., Class A(1)	141,028
1,482	Workiva, Inc., Class A(1)	108,171
36,916	Zeta Global Holdings Corp., Class A(1)	651,567
		3,693,603
	TOTAL TECHNOLOGY	4,766,555

	TOTAL COMMON STOCKS (Cost $12,919,190)	14,011,619

	RIGHTS – 0.0%
	PHARMACEUTICALS – 0.0%
25,526	Flexion Therapeutics, Inc.(1)(2)(3)	255
	TOTAL RIGHTS (Cost $15,826)	255

	SHORT-TERM INVESTMENTS – 1.3%
	MONEY MARKET FUND – 1.3%
182,778	Fidelity Investments Money Market Treasury Portfolio - Class I, 5.190%(4)	182,778
	TOTAL SHORT-TERM INVESTMENTS (Cost $182,778)	182,778

	TOTAL INVESTMENTS – 100.3% (Cost $13,117,794)	14,194,652
	Liabilities in Excess of Other Assets – (0.3)%	(39,590)
	TOTAL NET ASSETS – 100.0%	$14,155,062

(1)	Non-income producing security.
(2)	Fair valued using significant unobservable inputs.
(3)	Illiquid and restricted investment as to resale.
(4)	The rate is the annualized seven-day yield as of June 30, 2024.

PLC – Public Limited Company

SA – Corporation

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